DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

On February 19, 2010, the Company completed the disposition of its Mining business to Bucyrus and received approximately $1 billion in cash and approximately 5.8 million shares of Bucyrus common stock.  Following this transaction, the Company invested in its current businesses and focused on products and services where it can maintain and build a strong market presence.  The products divested by the Company in the transaction included hydraulic mining excavators, high capacity surface mining trucks, track and rotary blasthole drills, drill tools and highwall mining equipment, as well as the related parts and aftermarket service businesses, including the Company-owned distribution locations.  The Company recorded a cumulative gain on the sale of its Mining business of approximately $607 million, net of tax through December 31, 2011.  The Company is involved in a dispute with Bucyrus regarding the calculation of the value of the net assets of the Mining business.  Bucyrus has provided the Company with their calculation of the net asset value of the Mining business, which seeks a payment of approximately $149 million from the Company to Bucyrus.  The Company believes that the Bucyrus calculation of the net asset value is incorrect and not in accordance with the terms of the definitive agreement.  The Company has objected to Bucyrus’ calculation and has provided Bucyrus with its calculation of the net asset value, which does not require any payment from the Company to Bucyrus.  The Company initiated a court proceeding on October 29, 2010 in the Supreme Court of the State of New York, County of New York, to enforce and protect its rights under the definitive agreement for the Mining business sale.  The process for calculating the value of the net assets of the Mining business is pending the final adjudication of this court proceeding.

The Company believes its calculation of the net asset value, not requiring any payment from the Company to Bucyrus, is correct. Therefore, the Company has not included the effects of the Bucyrus claim in the determination of the gain recognized in connection with the sale. While the Company believes Bucyrus’ position is without merit and it is vigorously opposing it, no assurance can be given as to the final resolution of this dispute or that the Company will not ultimately be required to make a substantial payment to Bucyrus.

During the year ended December 31, 2011, the Company sold approximately 5.8 million shares of Bucyrus common stock for net proceeds of $531.8 million, resulting in a gain of $167.8 million, which was recorded in Other income (expense) in the Consolidated Statement of Income. As of December 31, 2011, the Company had no shares of Bucyrus stock remaining.

On December 31, 2009, the Company completed the sale of substantially all of the assets used in its construction trailer operations, which was formerly part of the AWP segment. The total purchase price received at closing was approximately $3 million.

In March 2010, the Company sold the assets of its Powertrain gears business and pumps business, which were formerly part of the Construction segment.  Total proceeds on the sale of these businesses were approximately $2 million.

On March 10, 2010, the Company entered into an agreement to sell all of its Atlas business to Atlas Maschinen.  Fil Filipov, a former Terex executive and the father of Steve Filipov, the Company’s President, Developing Markets and Strategic Accounts, is the Chairman of Atlas Maschinen.  The Atlas product lines divested in the transaction included crawler, wheel and rail excavators, knuckle-boom truck loader cranes and Terex ® Atlas branded material handlers.  The transaction also includes the Terex Atlas UK distribution business for truck loader cranes in the United Kingdom and the Terex minority ownership position in an Atlas Chinese joint venture.  The Atlas business was previously reported in the Construction segment, with the exception of the knuckle-boom truck loader cranes business, which was reported in the Cranes segment.  On April 15, 2010, the Company completed the portion of this transaction related to the Atlas operations in Germany and completed the portion of the transaction related to the operations in the United Kingdom on August 11, 2010.  The Company recorded a cumulative loss on the sale of Atlas of approximately $17 million, net of tax, through December 31, 2011.

The following amounts related to the discontinued operations were derived from historical financial information and have been segregated from continuing operations and reported as discontinued operations in the Consolidated Statement of Income (in millions):

	Year Ended December 31,
	2011	2010	2009
Net sales	$—	$157.7	$1,346.6

(Loss) income from discontinued operations before income taxes	$(0.1)	$(9.7)	$88.6
(Provision for) benefit from income taxes	5.9	(5.6)	(66.9)
Income (loss) from discontinued operations – net of tax	$5.8	$(15.3)	$21.7

(Loss) gain on disposition of discontinued operations	$(0.7)	$832.7	$(19.5)
Benefit from (provision for) income taxes	1.5	(243.4)	6.9
Gain (loss) on disposition of discontinued operations – net of tax	$0.8	$589.3	$(12.6)

During the year ended December 31, 2011, a tax benefit of $5.9 million was recognized in discontinued operations for the effective settlement and re-measurement of certain Australian uncertain tax positions of the Mining business in relation to 2008 and prior years. During the year ended December 31, 2011, the Company recorded a $0.8 million gain on the sale of its Mining business. No assets and liabilities were remaining in discontinued operations entities in the Consolidated Balance Sheet as of December 31, 2011 and 2010.

The following table provides the amounts of cash and cash equivalents presented in the Consolidated Statement of Cash Flows as of December 31 (in millions):

	2011	2010	2009
Cash and cash equivalents:
Cash and cash equivalents – continuing operations	$774.1	$894.2	$929.5
Cash and cash equivalents – discontinued operations	—	—	41.7
Total cash and cash equivalents	$774.1	$894.2	$971.2